Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments

	December 31,
	2019	2020
	RMB	RMB
Equity method investments (i)	203,730	187,388
Equity investments without readily determinable fair values (ii)	175,694	279,818

	379,424	467,206

(i)
In 2019 and 2020, the Company’s equity method investment in an investment fund which owns equity interest of a privately held entity. The privately held entity engages primarily in developing and operating mobile games. For the year ended December 31, 2019 and 2020, the Company recognized the share of cumulative income of this equity method investment with amount of nil and RMB29,231 respectively.

(ii)	In 2019 and 2020, the Company acquired equity interests of five and four privately-held entities with a total consideration of RMB159,494 and RMB101,964, respectively.
The Company has neither significant influence nor control in these investees. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly, the Company elected to account for these investments at cost less impairment, adjusted by observable price changes.